UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

Notes to Financial Statements	10

Disclosure of Fund Expenses	18

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month year ended June 30, is available (i) without charge, upon request, by calling 1-855-842-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.7%
	Shares	Value
CONSUMER DISCRETIONARY — 16.5%
Callaway Golf	594	$5,548
Helen of Troy *	70	6,967
Lithia Motors, Cl A	60	4,981
Monro Muffler Brake	130	8,999
Red Robin Gourmet Burgers *	170	11,026
Steven Madden *	295	10,328
Texas Roadhouse, Cl A	190	7,737
Thor Industries	90	5,762
WCI Communities *	300	4,794

		66,142

ENERGY — 6.7%
Dril-Quip *	110	7,131
Era Group *	487	4,641
Forum Energy Technologies *	450	7,533
Green Plains	100	1,810
Pacific Ethanol *	1,240	5,865

		26,980

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — 23.5%
AMERISAFE	120	$6,466
BNC Bancorp	150	3,354
CenterState Banks	300	4,887
Home BancShares	220	9,458
Horace Mann Educators	290	9,019
Horizon Bancorp	210	5,124
Infinity Property & Casualty	45	3,607
MB Financial	230	7,995
Navigators Group *	50	4,130
Old Second Bancorp	1,895	13,568
Preferred Bank	115	3,652
ProAssurance	90	4,296
Safety Insurance Group	90	5,095
South State	90	6,298
Sterling Bancorp	430	7,026

		93,975

HEALTH CARE — 6.7%
Cynosure, Cl A *	155	7,586
LifePoint Health *	80	5,405
Luminex *	170	3,417
Neogen *	80	3,779
PAREXEL International *	110	6,721

		26,908

INDUSTRIALS — 25.4%
Chart Industries *	320	8,237
CLARCOR	60	3,526
Curtiss-Wright	30	2,297
Deluxe	155	9,731
Genesee & Wyoming, Cl A *	170	11,069
H&E Equipment Services	230	4,653
Harsco	1,020	7,232
Kirby *	125	7,978

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — (continued)
Landstar System	150	$9,832
Moog, Cl A *	110	5,375
Park-Ohio Holdings	130	3,309
Teledyne Technologies *	58	5,391
Toro	68	5,878
Trinity Industries	180	3,512
UniFirst	65	7,045
Watsco	50	6,723

		101,788

INFORMATION TECHNOLOGY — 15.6%
Coherent *	40	3,736
DST Systems	95	11,464
ePlus *	130	10,451
Fabrinet *	190	6,074
Mentor Graphics	255	5,090
MTS Systems	70	3,935
NIC	300	5,313
Rogers *	230	13,193
SYNNEX	40	3,303

		62,559

MATERIALS — 2.9%
Bemis	60	3,011
Haynes International	120	4,503
Innophos Holdings	110	4,066

		11,580

UTILITIES — 2.4%
New Jersey Resources	120	4,281
Southwest Gas	80	5,193

		9,474

TOTAL COMMON STOCK

(Cost $375,038)		399,406

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

SHORT-TERM INVESTMENT — 0.2%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.13% (A) (Cost $741)	741	$741

TOTAL INVESTMENTS — 99.9%

(Cost $375,779)		$400,147

Percentages are based on Net Assets of $400,557.
*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of April 30, 2016.

Cl—Class

As of April 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the administrative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. During the period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $375,779)	$400,147
Receivable due from Adviser	21,747
Receivable for Investment Securities Sold	3,418
Dividend and Interest Receivable	19
Prepaid Expenses	12,593

Total Assets	437,924

Liabilities:
Payable due to Administrator	11,475
Payable for Investment Securities Purchased	4,053
Chief Compliance Officer Fees Payable	218
Payable due to Shareholder Servicing Agent (Investor Class Shares)	196
Distribution Fees Payable (Investor Class Shares)	64
Payable due to Trustees	49
Other Accrued Expenses and Other Payables	21,312

Total Liabilities	37,367

Net Assets	$400,557

NET ASSETS CONSIST OF:
Paid-in-Capital	$399,698
Undistributed Net Investment Income	512
Accumulated Net Realized Loss on Investments	(24,021)
Net Unrealized Appreciation on Investments	24,368

Net Assets	$400,557

Net Asset Value, Offering and Redemption Price Per Share*-
Institutional Class Shares (unlimited authorization - no par value) ($152,638 ÷ 15,023 shares)	$10.16

Net Asset Value, Offering and Redemption Price Per Share*-
Investor Class Shares (unlimited authorization - no par value) ($247,919 ÷ 24,699 shares)	$10.04

*	Redemption price per share may vary depending on length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
FOR THE SIX-MONTHS ENDED
APRIL 30, 2016
(Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$4,104

Total Investment Income	4,104

Expenses:
Administration Fees	69,681
Investment Advisory Fees	2,922
Distribution Fees (Investor Class Shares)	336
Shareholder Serving Fees (Investor Class Shares)	336
Chief Compliance Officer Fees	115
Trustees’ Fees	110
Transfer Agent Fees	26,829
Registration and Filing Fees	14,030
Audit Fees	10,757
Printing Fees	5,755
Custodian Fees	2,486
Legal Fees	209
Other Expenses	537

Total Expenses	134,103

Less:
Waiver of Investment Advisory Fees	(2,922)
Reimbursement from Adviser	(127,583)
Fees Paid Indirectly — Note 4	(6)

Net Expenses	3,592

Net Investment Income	512

Net Realized Loss on Investments	(18,426)
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,743

Net Realized and Unrealized Loss on Investments	(10,683)

Net Decrease in Net Assets Resulting from Operations	$(10,171)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income/Loss	$512	$(1,701)
Net Realized Gain (Loss) on Investments	(18,426)	32,370
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,743	(10,723)

Net Increase (Decrease) in Net Assets Resulting From Operations	(10,171)	19,946

Dividends and Distributions to Shareholders:
Net Capital Gains
Institutional Class	(18,791)	(6,981)
Investor Class	(15,045)	(8,134)

Total Dividends and Distributions to Shareholders	(33,836)	(15,115)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	100,000	–
Reinvestment of Distributions	18,791	6,981
Redeemed	(211,237)	(172,879)

Net Institutional Class Share Transactions	(92,446)	(165,898)

Investor Class Shares
Issued	12,600	21,843
Reinvestment of Distributions	15,045	8,134
Redeemed	(45,124)	(238,723)

Net Investor Class Share Transactions	(17,479)	(208,746)

Net Decrease in Net Assets From Capital Share Transactions	(109,925)	(374,644)

Total Decrease in Net Assets	(153,932)	(369,813)
Net Assets:
Beginning of Period	554,489	924,302

End of Period (including undistributed net investment income of $512 and $—, respectively)	$400,557	$554,489

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout the Period

	Institutional Class Shares

	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended October 31, 2014‡

Net Asset Value, Beginning of Period	$10.82	$10.73	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.02	–	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.13)	0.27	0.74

Total from Investment Operations	(0.11)	0.27	0.73

Dividends and Distributions:
Capital Gains	(0.55)	(0.18)	–

Total Dividends and Distributions	(0.55)	(0.18)	–

Net Asset Value, End of Period	$10.16	$10.82	$10.73

Total Return†	(0.75)%	2.51%	7.30%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$153	$270	$432
Ratio of Expenses to Average Net Assets	1.00%††	1.00%	1.00	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	44.92%††	36.80%	34.11	%††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.43%††	0.02%	(0.08	)%††
Portfolio Turnover Rate	47%^	166%	146	%^

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Advisor not waived its fee and reimbursed other expenses.
††	Annualized.
^	Portfolio turnover rate is for the period indicated and has not been annualized.
‡	Commenced operations on November 1, 2013.

Amounts designated as ‘‘—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout the Period

	Investor Class Shares

	Period Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014‡
Net Asset Value, Beginning of Period	$10.72		$10.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.01)		(0.05)	(0.07)
Net Realized and Unrealized Gain (Loss)	(0.12)		0.27	0.75

Total from Investment Operations	(0.13)		0.22	0.68

Dividends and Distributions:
Capital Gains	(0.55)		(0.18)	–

Total Dividends and Distributions	(0.55)		(0.18)	–

Net Asset Value, End of Period	$10.04		$10.72	$10.68

Total Return†	(1.96)%		2.04%	6.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$248		$284	$492
Ratio of Expenses to Average Net Assets	1.50	%††	1.50%	1.50	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	47.15	%††	36.50%	33.00	%††
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13	)%††	(0.47)%	(0.60	)%††
Portfolio Turnover Rate	47	%^	166%	146	%^

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Advisor not waived its fee and reimbursed other expenses.
††	Annualized.
^	Portfolio turnover rate is for the period indicated and has not been annualized.
‡	Commenced operations on November 1, 2013

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Thomson Horstmann & Bryant Small Cap Value Fund (the “Fund”). The investment objective of the Fund is capital appreciation. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of small-capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies:

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

(Level 1) and the lowest priority to unobservable inputs (Level 3).The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

During the six-months ended April 30, 2016, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

As of and during the six-months ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-months ended April 30, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. For the six-months ended April 30, 2016, there were no redemption fees retained by the Fund.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six-months ended April 30, 2016, the Fund paid $69,681 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six-months ended April 30, 2016, the Fund’s Investor Shares incurred $336 of shareholder servicing fees, an effective rate of 0.25%.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% of average daily net assets. For the six-months ended April 30, 2016, the Fund’s Investor Shares incurred $336 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six-months ended April 30, 2016, the Fund earned cash management credits of $6, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Thomson Horstmann & Bryant, Inc. (the “Adviser”) provides investment advisory services to the Fund at a fee

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

calculated at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.00% and 1.50% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2017. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.00% and 1.50% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2017. As of April 30, 2016, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $149,007, expiring in 2017, $277,146 expiring in 2018 and $130,505 expiring in 2019. During the six-months ended April 30, 2016, there has been no recoupment of previously waived and reimbursed fees.

6. Share Transactions:

	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015
Share Transactions:
Institutional Class Shares
Issued	9,116	–
Reinvested	1,939	656
Redeemed	(20,983)	(15,974)

Net Institutional Share Transactions	(9,928)	(15,318)

Investor Class Shares
Issued	1,159	2,072
Reinvested	1,569	768
Redeemed	(4,587)	(22,381)

Net Investor Share Transactions	(1,859)	(19,541)

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

7. Investment Transactions:

For the six-months ended April 30, 2016, the Fund made purchases of $275,864 and sales of $423,827 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2015	$15,115	$–	$15,115
2014	–	–	–

As of October 31, 2015, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,070
Undistributed Long-Term Capital Gain	32,761
Unrealized Appreciation	11,035

Total Distributable Earnings	$44,866

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

$375,779	$42,150	$(17,782)	$24,368

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

9. Other:

At April 30, 2016, 100% of the Institutional Class Shares total shares outstanding were held by two record shareholders and 76% of the Investor Class Shares total shares outstanding were held by two record shareholders, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP VALUE FUND
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Thomson Horstmann & Bryant Small Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$992.50	1.00%	$4.95
Investor Shares	1,000.00	980.40	1.50	$7.39
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,019.89	1.00%	$5.02
Investor Shares	1,000.00	1,017.40	1.50	7.52

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

Thomson Horstmann & Bryant Small Cap Value Fund

P.O. Box 219009

Kansas City, MO 64121

1-855-THB-FUND

(1-855-842-3863)

Adviser:

Thomson Horstmann & Bryant, Inc.

501 Merritt 7

Norwalk, CT 06851

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Fund described.

THB-SA-002-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016